Annual Total Returns - Real Estate Portfolio [BarChart] - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-09 - Real Estate Portfolio - VIP Real Estate Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	18.57%
Annual Return 2013	1.82%
Annual Return 2014	30.18%
Annual Return 2015	3.71%
Annual Return 2016	5.75%
Annual Return 2017	4.07%
Annual Return 2018	(6.22%)
Annual Return 2019	23.22%
Annual Return 2020	(6.55%)
Annual Return 2021	38.99%